Series A non-convertible and non-redeemable Preferred Stock	12 Months Ended
Dec. 31, 2011
Series A non-convertible and non-redeemable Preferred Stock

18 Series A non-convertible and non-redeemable Preferred Stock

1,000,000 shares of Preferred Stock issued in 2007 were recorded at par value of Rmb77 which was determined based on the difference between Rmb20,700 and fair value of Common Stock.

The rights, preferences and privileges with respect to the Preferred Stock are as follows:

•	Voting right

The 1,000,000 shares of Preferred Stock have an aggregate voting power of 25% of the combined voting power of the Company’s shares, Common Stock and Preferred Stock.

•	Dividends

The holder is entitled to receive dividends only as, when and if such dividends are declared by the Board with respect to shares of Preferred Stock.

•	Liquidation preference

In the event of any distribution of assets upon any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, after payment or provision for payments of the debts and other liabilities of the Company, the holder is entitled to receive out of assets of the Company, whether such assets are capital, surplus or earnings, an amount equal to the consideration paid by him for each such share plus any accrued and unpaid dividends with respect to such shares of Preferred Stock through the date of such liquidation, dissolution or winding up.

•	Redemption

The issuer has no right to redeem the Preferred Stock.

•	Non-convertible

The Preferred Stock is not convertible into common stock.